Earnings Per Share (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Earnings per share [abstract]
Profit attributable to the Company’s owners for the purpose of calculating basic earnings per share		$ 44,209	$ 70,924	$ 24,749
Weighted average of the number of ordinary shares used for the purpose of calculating basic earnings per share	[2]	118,293,556	115,721,346	97,335,870

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.
[2]	The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 17.